Other Assets - Capitalized Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Capitalized computer software, at cost	¥ 29,625	¥ 27,408
Less-Accumulated amortization	(24,351)	(21,515)
Capitalized computer software, net	¥ 5,274	¥ 5,893